Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 7,124	$ 6,253	$ 5,944
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on investment securities available-for-sale	(656)	178	(858)
Other-than-temporary impairment not recognized in earnings on investment securities available-for-sale			(1)
Changes in unrealized gains and losses on derivative hedges	39	(5)	74
Foreign currency translation	3	(2)	(28)
Changes in unrealized gains and losses on retirement plans	(302)	(41)	(255)
Reclassification to earnings of realized gains and losses	93	77	247
Income taxes related to other comprehensive income (loss)	205	(76)	305
Total other comprehensive income (loss)	(618)	131	(516)
Comprehensive income	6,506	6,384	5,428
Comprehensive (income) loss attributable to noncontrolling interests	(28)	(35)	(56)
Comprehensive income attributable to U.S. Bancorp	$ 6,478	$ 6,349	$ 5,372